Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table shows the total compensation for the NEO as set forth in the Summary Compensation Table, the compensation “actually paid” (“CAP”) to the NEOs, the Company’s total shareholder return (“TSR”), and our net income (loss) for the fiscal years ended September 30, 2025, 2024 and 2023:

Fiscal Year	Summary Compensation Table Total For CEO ($)(1)	Compensation Actually Paid to CEO ($)(1)(4)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(2)	Average Compensation Actually Paid to Non-CEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on TSR ($)(3)	Net Income (Loss)($)
2025	723,450	736,440	604,593	779,950	429.93	(9,724,000)
2024	567,987	628,730	492,976	555,375	108.27	(6,578,000)
2023	439,739	700,716	361,619	610,114	135.60	12,206,000

(1)	The Company’s Chief Executive Officer (“CEO”) was Mr. Kelly for fiscal year 2025 and Mr. Wheeler for fiscal years 2024 and 2023.
(2)	The Company’s Non-CEO NEOs were Messrs. Curda, Adams and Bushey for fiscal year 2025, and Messrs. Curda and Adams for fiscal years 2024 and 2023.
(3)

TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(4)

SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance Table above. The following table details the applicable adjustments that were made to determine CAP.

PEO Total Compensation Amount	$ 723,450	$ 567,987	$ 439,739
PEO Actually Paid Compensation Amount	$ 736,440	628,730	700,716
Adjustment To PEO Compensation, Footnote
Fiscal Year	Summary Compensation Table Total For CEO ($)	Deduct Stock Awards from Summary Compensation Table ($)	Add Year- End Fair Value of Unvested Awards Granted in the Year ($)	Add Change in Fair Value of Unvested Awards Granted in Prior Years ($)	Add Fair Value of Awards Granted and Vested in the Year ($)	Add Change in Fair Value of Prior Years’ Awards Vested in the Year ($)	Deduct Fair Value at End of Prior Year of Awards that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid to CEO ($)
2025	723,450	263,010	94,800	129,300	51,900	-	-	736,440
2024	567,987	164,780	196,460	36,806	-	(7,743)	-	628,730
2023	439,739	63,000	246,050	120,628	-	1,399	44,100	700,716

Non-PEO NEO Average Total Compensation Amount	$ 604,593	492,976	361,619
Non-PEO NEO Average Compensation Actually Paid Amount	$ 779,950	555,375	610,114
Adjustment to Non-PEO NEO Compensation Footnote
Fiscal Year	Average Summary Compensation Table for Non- CEO NEOs ($)	Deduct Average Stock Awards from Summary Compensation Table ($)	Add Average Year-End Fair Value of Unvested Awards Granted in the Year ($)	Add Average Change in Fair Value of Unvested Awards Granted in Prior Years ($)	Add Average Fair Value of Awards Granted and Vested in the Year ($)	Add Average Change in Fair Value of Prior Years’ Awards Vested in the Year ($)	Deduct Average Fair Value at End of Prior Year of Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2025	604,593	142,794	75,840	326,483	-	143,308	227,480	779,950
2024	492,976	154,972	186,120	38,450	-	(7,199)	-	555,375
2023	361,619	59,250	233,100	111,020	-	1,110	37,485	610,114

Compensation Actually Paid vs. Total Shareholder Return	Description of Relationships Between Compensation Actually Paid and Performance
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 429.93	108.27	135.6
Net Income (Loss)	(9,724,000)	(6,578,000)	12,206,000
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,010	164,780	63,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,800	196,460	246,050
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,300	36,806	120,628
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,900	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(7,743)	1,399
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	44,100
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,794	154,972	59,250
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,840	186,120	233,100
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	326,483	38,450	111,020
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143,308	(7,199)	1,110
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 227,480	$ 0	$ 37,485